SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 101,468	$ 108,880
Depreciation and amortization	2,069	1,859	[1]	1,906	[1]
Expenditure for segment assets	2,475	2,830	[1]	2,147	[1]
OEM of Heat Management Solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	33,072	45,518
Depreciation and amortization	1,027	991	[1]	974	[1]
Expenditure for segment assets	1,126	1,032	[1]	1,047	[1]
OEM - Electric Motion Systems [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Depreciation and amortization					[1]
Expenditure for segment assets					[1]
Heat Transfer Services and Products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	28,917	28,806
Depreciation and amortization	675	603	[1]	735	[1]
Expenditure for segment assets	810	664	[1]	756	[1]
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	23,044	18,137
Depreciation and amortization	367	265	[1]	197	[1]
Expenditure for segment assets	539	1,134	[1]	344	[1]
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	16,435	16,419
Depreciation and amortization			[1]		[1]
Expenditure for segment assets			[1]		[1]

[1]	Excluding discontinued operations for each of the years ended on December 31, 2013 and 2012.